PRINCIPAL ACCOUNTING POLICIES (Details 10) $ in Millions	9 Months Ended
	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2015 USD ($)
Assumptions
Total unrecognized compensation cost | $			$ 153
Weighted average recognized period	2 years 8 months 12 days
Total cash received from the exercise of share options | ¥	¥ 159,701,667	¥ 152,960,799